Revenue (Details) - Schedule of Revenue-Related Contract Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Contract assets:
Contract assets relating to service contracts	$ 35,756,098	$ 34,213,379
Contract liabilities:
Contract liabilities relating to service contracts	$ 48,200	$ 107,603